Loans and financings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current	$ 143,196	$ 50,840
Non-current	1,582,370	1,618,419
Total borrowings	1,725,566	1,669,259	$ 1,699,315
Fair value	1,698,002	1,580,448
Current portion of long-term loans and financings	115,904
Interest on loans and financings	27,292
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	18,540
Non-current	1,194,014
Total borrowings	1,212,554	1,210,972
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	2,242
Non-current	52,143
Total borrowings	54,385	50,722
Eurobonds u s d [member]
IfrsStatementLineItems [Line Items]
Current	18,539
Non-current	1,194,015
Total borrowings	1,212,554	1,210,483
Fair value	$ 1,207,918	1,162,741
Eurobonds u s d [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	5.84%
Debt With Brazilian National Bank For Economic And Social Development [Member]
IfrsStatementLineItems [Line Items]
Current	$ 28,602
Non-current	180,345
Total borrowings	208,947	216,316
Fair value	$ 187,796	183,452
Debt With Brazilian National Bank For Economic And Social Development [Member] | Brazilian System For Clearance And Custody T J L P Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	2.82%
Debt With Brazilian National Bank For Economic And Social Development [Member] | Brazilian System For Clearance And Custody Selic Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	3.10%
Debt With Brazilian National Bank For Economic And Social Development [Member] | Tlp Ipca [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	5.46%
Export Credit Note One [Member] | London Interbank Offered Rate Libor Three Months [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	1.54%
Export Credit Note [Member]
IfrsStatementLineItems [Line Items]
Current	$ 95,719
Non-current	142,143
Total borrowings	237,862	232,790
Fair value	$ 237,791	227,201
Export Credit Note [Member] | Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	134.20%
Export Credit Note [Member] | Interbank Deposit Certificate Rate S O F R T E R M [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.50%
Export Credit Note [Member] | Interbank Deposit Certificate Rate S O F R [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	1.54%
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Current	$ 336
Non-current	65,867
Total borrowings	66,203	9,670
Fair value	$ 64,497	$ 7,054